EXHIBIT 99.40

INGLET BLAIR EXCEPTION report

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Loan ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
xxxxxx	xxxxxx	xxxxxx	787060	03/03/2022	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing VOM from xxxxxx #xxxxxx for xxxxxx	03/21/2022	Verified credit history - Mid FICO score of 760 exceeds the minimum required of 620 by 140 points.; Verified reserves - 24.56 months verified reserves exceed the required 9 months.		03/16/22 Lender provided statements covering 12/20-03/22 to verify payment history.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787060	03/03/2022	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Missing evidence of PITIA for the following REO: 1) xxxxxx; 2) xxxxxx 3) xxxxxx	Verified credit history - Mid FICO score of 760 exceeds the minimum required of 620 by 140 points.; Verified reserves - 24.56 months verified reserves exceed the required 9 months.	This program does not require hoi/taxes/hoa for other REOs. Attaching supplement for mortgage ratings for xxxxxx and xxxxxx.

													** Downgrading finding to an EV2, documentation is required to calculate required reserves. Per guideline 3 mths reserves required for DSCR >1 Plus 2 additional months reserves for each OREO (up to a max of 12 mths reserves). Since PITIA is undocumented review is using 12 mths for the subject of $22,612.08 as the required reserves. Cash out of 46,274.24 can be used to meet the reserve requirement.	Mitigated Risk: ** Downgrading finding to an EV2, documentation is required to calculate required reserves. Per guideline 3 mths reserves required for DSCR >1 Plus 2 additional months reserves for each OREO (up to a max of 12 mths reserves). Since PITIA is undocumented review is using 12 mths for the subject of $22,612.08 as the required reserves. Cash out of 46,274.24 can be used to meet the reserve requirement.	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787060	03/03/2022	Credit	Loan Amount Exception	CRED 0020	2	Acknowledged	Missing exception approval for xxxxxx loan amount < $300,000 minimum.		Verified credit history - Mid FICO score of 760 exceeds the minimum required of 620 by 140 points.; Verified reserves - 24.56 months verified reserves exceed the required 9 months.	03/03/22 Lender Exception Received.	Client: EV2 Lender Acknowledged Exception.	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787005	03/22/2022	Credit	Guideline Exception(s)	xxxxxx 0001	1	Closed	Missing Condo questionnaire and supporting documentation as required.	03/25/2022	Verified credit history - Mid FICO of 786 exceeds the minimum required of 680 by 106 points.; Verified reserves - 14.22 months verified reserves exceed the required 8 months.		03/23/22 Condo questionnaire and supporting documentation received. Property meets xxxxxx Limited review criteria.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787064	03/31/2022	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing limited condo questionnaire. Loan file contains copies of required insurances on pages 236 and 930 and Condo Support classification of project on page 565. Resale Cert xxxxxx. (Investment LTV <75%, project does not appear to be ineligible)

											04/01/2022	Verified reserves - 100.46 months verified reserves exceed the required 12 months. ; Verified credit history - Mid FICO of 706 for lowest score of 3 borrowers exceeds the minimum required of 660 by 46 points.		04/01/22 Condo questionnaire received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787000	04/04/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing Underwriter Loan Approval.	04/12/2022	Verified credit history - Mid FICO of 699 for lowest score of 2 borrowers exceeds the minimum required of 680 by 76 points.; Low DTI - DSCR >		04/06/22 Approval received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787000	04/04/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Maximum 5 acres for investment properties on page 39, 11.7 Property Overview. Subject has 7.21 acres.		Verified credit history - Mid FICO of 699 for lowest score of 2 borrowers exceeds the minimum required of 680 by 76 points.; Low DTI - DSCR >	04/06/22 xxxxxx acknowledged exception received.	Client: EV2 -Investor Acknowledged Exception. Investor DSCR 1.034 Cash Out $490,261.02 Mid Fico 699 62.50% LTV/CLTV	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787000	04/04/2022	Credit	Loan has a reserve requirement and no assets entered	CRED 0116	2	Acknowledged	Missing verification of 6 months required reserves (21,478.44). Guidelines require 2 month's consecutive bank statements on page 18.		Verified credit history - Mid FICO of 699 for lowest score of 2 borrowers exceeds the minimum required of 680 by 76 points.; Low DTI - DSCR >		Client: EV2 Investor Acknowledged Exception Investor DSCR 1.034 Cash Out $490,261.02 Mid Fico 699 62.50% LTV/CLTV	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787053	06/27/2023	Property	Missing Third Party Appraisal Review	APPR 0046	2	Acknowledged	Missing required Desk review. Lender accepted xxxxxx CU Score of 1.0 in lieu of CDA.		Verified credit history - Mid FICO of 785 exceeds the minimum required of 660 by 125 points.; Verified reserves - 9.17 months verified reserves exceed the required 3 months.		Mitigated Risk: EV2 xxxxxxCU Score 1, Fico above minimum requirement, verified reserves.	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787080	04/06/2022	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing Underwriter Loan Approval and 1008.	04/12/2022	Verified credit history - Mid FICO of 743 exceeds the minimum required of 660 by 83 points.; Verified reserves - 14.76 months verified reserves exceed the required 5 months.		04/12/22 Lender approval and 1008 received.	Securitized	D	A	D	A	D	A	D	A	D	A
xxxxxx	xxxxxx	xxxxxx	787080	04/06/2022	Credit	Missing Business Purpose Attestation	CRED 0112	1	Closed	Missing Business Purpose Certification as required by guidelines..	04/12/2022	Verified credit history - Mid FICO of 743 exceeds the minimum required of 660 by 83 points.; Verified reserves - 14.76 months verified reserves exceed the required 5 months.		04/11/22 Business Purpose Certification received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787080	04/06/2022	Credit	Missing Final 1003 Application	APP 0001	1	Closed	Missing copy of the final executed 1003.	04/12/2022	Verified credit history - Mid FICO of 743 exceeds the minimum required of 660 by 83 points.; Verified reserves - 14.76 months verified reserves exceed the required 5 months.		04/12/22 Final executed 1003 received.	Securitized	D	A	D	A	D	A	D	A	D	A
xxxxxx	xxxxxx	xxxxxx	787080	04/06/2022	Compliance	Missing Initial 1003 Application	APP 0003	1	Closed	Missing copy of the initial 1003. Review used app date of 01/26/22 per the Loan Details Report pg 107.	04/12/2022	Verified credit history - Mid FICO of 743 exceeds the minimum required of 660 by 83 points.; Verified reserves - 14.76 months verified reserves exceed the required 5 months.		04/12/22 Initial 1003 received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787080	04/06/2022	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final executed Closing Disclosure/HUD-1.	04/13/2022	Verified credit history - Mid FICO of 743 exceeds the minimum required of 660 by 83 points.; Verified reserves - 14.76 months verified reserves exceed the required 5 months.	xxxxxx CD dated xxxxxx received. CD is not executed by borrower, thus unable to confirm borrower receipt. Missing executed CD or a Certified copy of the Final Settlement Statement from the title company xxxxxx.

xxxxxx Funding and disbursement statement provided with lender response that this is a xxxxxx loan and this is what they provide.
													**Finding remains, missing copy of the final executed settlement statement and/or CD.	04/13/22 Final executed CD received.	Securitized	D	A	D	A	D	A	D	A	D	A
xxxxxx	xxxxxx	xxxxxx	787080	04/06/2022	Property	Missing Third Party Appraisal Review	APPR 0046	2	Acknowledged	Missing CDA. Per the guidelines: The seller may order an appraisal desk review product for each loan from a vendor listed on the Approved Appraisal Desk Review Vendors.

										If the enhanced desk review product (ARR, CDA, or ARA) reflects a value more than 10% below the appraised value or cannot provide a validation, the next option would be either a field review or a second appraisal. These must be from a different appraisal company and appraiser than the original appraisal. (xxxxxx SSR score 1.0 pg 290)		Verified credit history - Mid FICO of 743 exceeds the minimum required of 660 by 83 points.; Verified reserves - 14.76 months verified reserves exceed the required 5 months.		Client: EV2 Post closing ARR provided supporting value of xxxxxx.	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787009	05/02/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing Underwriter Loan Approval. Only 1008 on page 15.	05/27/2022	Verified credit history - Mid FICO of 680 exceeds the minimum required 620 by 60 points.; Verified reserves - 21.41 months verified reserves exceed the minimum required 6 months.		05/26/22 Lender approval received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787009	05/02/2022	Credit	Missing Power of Attorney	POA 0002	1	Closed	Missing copy of completed, executed copy of Specific Durable Power of Attorney. Incomplete document on page 288.	05/17/2022	Verified credit history - Mid FICO of 680 exceeds the minimum required 620 by 60 points.; Verified reserves - 21.41 months verified reserves exceed the minimum required 6 months.		05/13/22 POA received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787049	05/18/2022	Compliance	Missing ARM Rider	DEED 0006	1	Closed	Missing the ARM Rider to the Mortgage (Mortgage pg 529, 1-4 Family Rider 25, Prepayment Rider 559)	06/02/2022	Verified reserves - 31 mths verified reserves exclusive of cash out proceeds.; None - 738 mid fico w/a minimum requirement of 720.	05/26/22 Lender uploaded duplicate copy of original Note provided with an explanation "Fixed Note uploaded"
**Finding Remains this is an Adjustable Rate Note. 30 Average SOFR Index.  Start Rate 6.875%,  First Rate Change 06/01/2029, Margin 4.5%,  Periodic Rate Cap 1%, Rate at 1st adjustment 8.875%, Min Rate 6.25%.

05/23/22 Recd from lender: 1008, loan is a fixed rate.
													**Finding remains, Per Note dated xxxxxx pg 340/646 loan is an ARM loan.	06/02/22 ARM Rider received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787049	05/18/2022	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	HOI coverage of $xxxxxx is not sufficient to cover the less or of the loan amount of $xxxxxx or 80% of the replacement cost new per the appraisal of $xxxxxx Insurer's replacement cost estimate not provided for review.	05/27/2022	Verified reserves - 31 mths verified reserves exclusive of cash out proceeds.; None - 738 mid fico w/a minimum requirement of 720.		05/26/22 xxxxxxRCE provided reflecting cost to rebuild of $xxxxxx	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787049	05/18/2022	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing CPA, EA, or licensed tax preparer's letter to verify that use of business assets from xxxxxx/# ending in 7253 for reserves would not have a negative impact on the business.	06/02/2022	Verified reserves - 31 mths verified reserves exclusive of cash out proceeds.; None - 738 mid fico w/a minimum requirement of 720.		05/26/22 CPA letter received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787049	05/18/2022	Credit	LTV Exceeds Max Allowed	CRED 0010	2	Acknowledged	5% LTV Exception- LTV of 75% exceeds the max allowed of 70% for FICO of 738. (Lender Acknowledged Exception based on DSCR > 1.25, Verified Reserves, Homeownership > 5 Yrs.

										Pending Investor Acknowledgment, no action from lender required)		Verified reserves - 31 mths verified reserves exclusive of cash out proceeds.; None - 738 mid fico w/a minimum requirement of 720.		Client: Investor Acknowledged 5% LTV exception due to the following compensating factors: 1.25 DSCR Credit score (738) is only 2 points below the min required (740) for a 75% LTV $128,906.43 reserves	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787095	05/19/2022	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing updated FraudGuard with all alerts addressed.	05/23/2022	Verified reserves - Borrower has $152,031 in verified reserves w/a minimum requirement of $100,741 (Subject x 6 + 2% of Aggerate for 1-5 REO); Verified credit history - Borrower has a mid FICO of 772 w/a minimum requirement of 720 for Cash Out with LTV/CLTV of 70%.		05/23/22 Updated and rescored FraudGuard received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787095	05/19/2022	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	Missing corrected 1003 disclosing the REO with the current balance and payment for xxxxxx and copy of the CD/Settlement statement from the refinance to verify the payoff of xxxxxx A/# ending in 8977. xxxxxx reflects active property xxxxx with 2 Active lies /MERS registration.

xxxxxx loan originated xxxxxx with note amount of $xxxxxxMM and xxxxxx originated xxxxxx for xxxxxx. This appears to be reporting on the credit report as xxxxxx A/# ending in 8977 which has a balance of xxxxxx/ Pmt $10544. Copy of the First Payment letter for xxxxxx loan A/# ending in 7780 provided pg 196/527 .	06/14/2022	Verified reserves - Borrower has $152,031 in verified reserves w/a minimum requirement of $100,741 (Subject x 6 + 2% of Aggerate for 1-5 REO); Verified credit history - Borrower has a mid FICO of 772 w/a minimum requirement of 720 for Cash Out with LTV/CLTV of 70%.	6/13/2022 - Exception is cleared with the attached copy of email correspondence sent to borrower explaining the reason for the revised 1003. Email attachment reflects, revised 1003.pdf. Confirmed email address the application was sent to matches to the 1003 email address in file. APP 0006 Exception Cleared;

06/08/22 Corrected 1003 with updating schedule of REO for xxxxxxwith xxxxxx loan A/#7780 with Balance of xxxxxxMM and PITIA of $13,708.85 received.
**Finding remains missing LOE to the borrower and documentation to evidence corrected 1003 was provided to the borrower.

05/26/22 Credit supplement verifying xxxxxx A/# ending in 8977 was paid in full as of 02/02/22 received.
													**Finding partially cleared. Missing corrected final 1003 updating schedule of REO for xxxxxx with xxxxxx loan A/#xxxxxx with Balance of xxxxxxMM and PITIA of $13,708.85.	6/13/2022 - Exception is cleared with the attached copy of email correspondence sent to borrower explaining the reason for the revised 1003. Email attachment reflects, revised 1003.pdf. Confirmed email address the application was sent to matches to the 1003 email address in file. APP 0006 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787095	05/19/2022	Credit	Missing leases for rental properties on Schedule E	QMATR 0012	1	Closed	Missing copy of current lease agreement for the subject property xxxxxx. Per the 1007 property is not currently rented. File does contain xxxxxx statement for xxxxxx (pg 340/527) for 05/20-04/21 and a transaction history for 05/21-04/22 however, unable to verify this is for the subject property. Per G/l "Properties rented on a short term basis where the actual rents exceed the market rents may use the actual rents. A 12 month average for the period preceding the application will be developed, a 25% vacancy factor applies to the DSCR calculation, and the gross rents may not be declining more than 10% 6 months over 6 months."	05/23/2022	Verified reserves - Borrower has $152,031 in verified reserves w/a minimum requirement of $100,741 (Subject x 6 + 2% of Aggerate for 1-5 REO); Verified credit history - Borrower has a mid FICO of 772 w/a minimum requirement of 720 for Cash Out with LTV/CLTV of 70%.	05/23/22 Recd from lender: Rents used were from appraisal market rent.	05/23/22 Recd from lender: Rents used were from appraisal market rent.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787095	05/19/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Loan amount of $xxxxx exceeds the initial purxxxxxxprice of xxxxxx. Per appraisal subject purxxxxxxd xxxxxx for xxxxxx. Subject loan closed xxxxxx. Per G/L For properties owned between 6-12 months borrower may use current value up to 70% LTV. Borrowers may not borrow more than the initial purxxxxxxprice plus documented cost of improvements.	Verified reserves - Borrower has $152,031 in verified reserves w/a minimum requirement of $100,741 (Subject x 6 + 2% of Aggerate for 1-5 REO); Verified credit history - Borrower has a mid FICO of 772 w/a minimum requirement of 720 for Cash Out with LTV/CLTV of 70%.	6/27/2022 - Recd response from investor (PM), "We would like to grant exception for (lender) loan XXX1308 (missing invoices for improvements).

Compensating Factors:

XXX1308:

Mid FICO score of 772 min required is 720

22.5 months verified reserves

xxxxxx 0001 Exception Overridden to EV2;

6/27/2022 - Attached list of repairs completed with costs of $82416.02 previously provided; borrower name and address has been printed on each document. On 6/2, Lender provided verification of payments to individuals, however, invoice numbers, borrower name, and property address are not detailed for each payment remitted; "See Details" option on the payment record not provided, thus unable to match payment payment to the invoice number and property address. It should be noted that the invoices are not dated, and do not list borrower name, or property address. xxxxxx 0001 Exception Remains;

6/17/2022 - Attached invoices totaling $82,416.02 are insufficient to satisfy the exception; property address and borrower name is not listed, thus unable to confirm the invoices are for improvements made to the subject property. xxxxxx 0001 Exception Remains;

06/02/22 List of repairs completed with costs of $82416.02 provided.  Lender provided verifications of payments to individuals, however no corresponding invoices were provided to validate payments made were for work completed on the subject property.

**Finding remains, missing invoices for all work/repairs completed on the subject property.	Client: 6/27/2022 - Recd response from investor (PM), "We would like to grant exception for (lender) loan XXX1308 (missing invoices for improvements).
Compensating Factors:
XXX1308:
Mid FICO score of 772 min required is 720
22.5 months verified reserves
														xxxxxx0001 Exception Overridden to EV2;	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787095	05/19/2022	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Missing the insurer's replacement cost estimate to verify the HOI policy has sufficient coverage. Coverage of $xxxxxx is not sufficient to cover the loan amount of $xxxxxx or 80% of the replacement cost new per the appraisal of $xxxxxx	06/10/2022	Verified reserves - Borrower has $152,031 in verified reserves w/a minimum requirement of $100,741 (Subject x 6 + 2% of Aggerate for 1-5 REO); Verified credit history - Borrower has a mid FICO of 772 w/a minimum requirement of 720 for Cash Out with LTV/CLTV of 70%.	05/26/22 xxxxxx RCE provided reflects estimated reconstruction cost of $ xxxxxx.
**Finding remains as coverage of $ xxxxxx is insufficient per RCE provided.  Please request the insurer's replacement cost estimate.

													05/23/22 Duplicate copy of the HOI deck page provided. Policy does reflect 100% replacement coverage however, the insurer's RCE is still required.	06/09/22 RCE reflecting cost to rebuild of $ xxxxxx received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787095	05/19/2022	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing documentation to verify appraisal delivery to the borrower.	05/23/2022	Verified reserves - Borrower has $152,031 in verified reserves w/a minimum requirement of $100,741 (Subject x 6 + 2% of Aggerate for 1-5 REO); Verified credit history - Borrower has a mid FICO of 772 w/a minimum requirement of 720 for Cash Out with LTV/CLTV of 70%.		05/23/22 Email confirming appraisal delivery received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787095	05/19/2022	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed	Subject DSCR of 0.961 does not meet the minimum requirement of 1.25 DSCR for cash out refinance with LTV > 60%. Lender 1008 pg 14 reflects approved DSCR of 1.05 using Market Rents of $6500 and PITIA of 6174.80. Actual Subject PITIA $6763.16.	06/07/2022	Verified reserves - Borrower has $152,031 in verified reserves w/a minimum requirement of $100,741 (Subject x 6 + 2% of Aggerate for 1-5 REO); Verified credit history - Borrower has a mid FICO of 772 w/a minimum requirement of 720 for Cash Out with LTV/CLTV of 70%.		05/26/26 Per lender response actual rents were used. xxxxxx print out for subject covering May 2021-April 2022 received. Total Payout $279,849.99. 12 mth average $23,320.83 x 75% = 17490.62 / 6763.16 = 2.586 DSCR.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787095	05/19/2022	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing the final 1008. 1008 in file reflects loan amount of $ xxxxxx and rate of 7.375 and LTV of 75%. Final LTV 70%, loan amount $ xxxxxx with rate of 7.125%.	06/10/2022	Verified reserves - Borrower has $152,031 in verified reserves w/a minimum requirement of $100,741 (Subject x 6 + 2% of Aggerate for 1-5 REO); Verified credit history - Borrower has a mid FICO of 772 w/a minimum requirement of 720 for Cash Out with LTV/CLTV of 70%.	05/26/22 Recd from lender: Reserves provided for subject property. Additional REO not required for DSRC.
													**Finding remains, response does not correspond to the exception. Missing the final 1008. 1008 in file reflects loan amount of $ xxxxxx and rate of 7.375 and LTV of 75%. Final LTV 70%, loan amount $ xxxxxx with rate of 7.125%.	06/08/22 Corrected final 1008 received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787103	05/24/2022	Compliance	HUD-1 is not executed by Closing Agent or Stamped CTC	HUD 0005	1	Closed	Missing executed HUD-1 by closing agent on p62. Only signed by borrower.	06/07/2022	Verified credit history - Mid FICO score of 794 exceeds the minimum required of 720 by 74 points.; Verified reserves - 46.58 months verified reserves exceed the required 28 months.; Low DTI - 1.548 DSCR > 1.0 minimum.		05/26/22 Final settlement statement executed by the closing agent received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787103	05/24/2022	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	UW Approval is deficient-missing copy of updated 1008 to include underwriter name.	06/10/2022	Verified credit history - Mid FICO score of 794 exceeds the minimum required of 720 by 74 points.; Verified reserves - 46.58 months verified reserves exceed the required 28 months.; Low DTI - 1.548 DSCR > 1.0 minimum.	06/07/22 Recd from lender: 1008 with UW name same as before previously submitted, name is at bottom xxxxxx.
**Finding remains lender to update Section III Underwriting Information to include the approving underwriters name.

05/26/22 1008 provided does not reflect the underwriter's name.
													**Finding remains lender to update Section III Underwriting Information to include the approving underwriters name.	06/09/22 Updated 1008 received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787103	05/24/2022	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	FraudGuard discloses current owned REO xxxxxx with an original Loan by FM that was not disclosed on the final 1003. Missing corrected 1003 or documentation to verify current disposition of the property.	06/14/2022	Verified credit history - Mid FICO score of 794 exceeds the minimum required of 720 by 74 points.; Verified reserves - 46.58 months verified reserves exceed the required 28 months.; Low DTI - 1.548 DSCR > 1.0 minimum.	6/13/2022 - Exception is cleared with the attached copy of email correspondence sent to borrower explaining the reason for the revised 1003. Email attachment reflects, xxxxxx revised 1003.pdf. Confirmed email address the application was sent to matches to the 1003 email address in file. APP 0006 Exception Cleared;

06/09/22 Copy of corrected 1003 received.
**Finding remains missing LOE to to borrower and documentation to verify corrected 1003 was provided to borrower.

06/07/22 Copy of Noted dated xxxxxx provided to verify that the borrower is not financially responsible for the mortgage.
													**Finding Remains, Although the borrower is not obligated on the Note, he still has ownership in the property. REO should be included in the schedule of REO.	6/13/2022 - Exception is cleared with the attached copy of email correspondence sent to borrower explaining the reason for the revised 1003. Email attachment reflects, xxxxxx revised 1003.pdf. Confirmed email address the application was sent to matches to the 1003 email address in file. APP 0006 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787103	05/24/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Lender Acknowledged Exception for $ xxxxxx loan < $300,000 minimum on p5. Lender approved with following compensating factors: LTV 10% or more under requirement, FICO 20 points or more above requirement, total debt 10% or more under requirement, reserves 12+ months more than requirement, minimal consumer debt and DSCR 1.25 or greater. -- Pending Investor Acknowledgment.		Verified credit history - Mid FICO score of 794 exceeds the minimum required of 720 by 74 points.; Verified reserves - 46.58 months verified reserves exceed the required 28 months.; Low DTI - 1.548 DSCR > 1.0 minimum.		Client: Investor Acknowledged Lender Approved Exception for Loan Amount.	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787103	05/25/2022	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	Missing VOM/credit supplement for the following mortgages not reported on the credit report or supplement to verify 0x30x12:
1)  xxxxxx  xxxxxx # xxxxxx **EV2 6/21 (Post-consummation)
2)  xxxxxx,  xxxxxx # xxxxxx **EV2 6/21 (Post-consummation)
3) xxxxxx, xxxxxx # xxxxxx
4)  xxxxxx,  xxxxxx #unknown **EV2 6/27
5)  xxxxxx,  xxxxxx #unknown
6) xxxxxx xxxxxx #xxxxxx	Verified credit history - Mid FICO score of 794 exceeds the minimum required of 720 by 74 points.; Verified reserves - 46.58 months verified reserves exceed the required 28 months.; Low DTI - 1.548 DSCR > 1.0 minimum.	6/27/2022 - Recd response from investor (PM), "We would like to grant exceptions for FM loan 1001301 (Missing Credit supp/VOMs for 3 REOs)
Compensating Factors:
1001301:
Mid FICO score of 794 min required is 720
46.58 months verified reserves
1.548 DSCR
CRED 0001 Exception Overridden to EV2;

6/27/2022 - Part 4 of the exception is overridden to EV2 with the attached post-consummation dated VOM confirming 12 mos satisfactory mortgage rating. ** Still missing VOM's confirming 0x30x12 mortgage history for Parts 3,5-6 of the original exception.  CRED 0001 Exception Remains;

6/21/2022 - Parts 1 & 2 of the exception are overridden to EV2 with the attached post-consummation dated VOM's confirming satisfactory mortgage ratings. ** Still missing VOM's confirming 0x30x12 mortgage history for Parts 3-6 of the original exception.  CRED 0001 Exception Remains;

05/26/22 The following documentation was received:
Item 1) xxxxxx, xxxxxx #xxxxxxstatement dated 11/30/20.
Item 2) xxxxxx,xxxxxx #xxxxxx statement dated 05/31/21.
Item 6) xxxxxx xxxxxx xxxxxx print out verifying date of origination, current balances and payments.
** Finding remains documentation provided is insufficient to verify 0x30x12 mortgage history. Missing VOM/credit supplements.	Client: 6/27/2022 - Recd response from investor (PM), "We would like to grant exceptions for FM loan 1001301 (Missing Credit supp/VOMs for 3 REOs)

Compensating Factors:

1001301:

Mid FICO score of 794 min required is 720

46.58 months verified reserves

1.548 DSCR

														CRED 0001 Exception Overridden to EV2;	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787103	05/25/2022	Credit	Insufficient verified liquid reserves	CRED 0099	2	Acknowledged	Review calculated estimated required reserves 134,009.16, Total verified $120,453.94, short $13,555.22.

6 x2585.80= 15,514.80 subject required reserves
Estimates based on documentation in file
xxxxxx: xxxxxx
xxxxxx: xxxxxx
xxxxx xxxxxxx
xxxxxx: xxxxxx
xxxxxxe: xxxxxx
xxxxxx: xxxxxx
xxxxxx: xxxxxx
xxxxxx: xxxxxx
xxxxxx: xxxxxx
xxxxxx: xxxxxx

10 Financed / 4% x 2,962,359 = 118,494.36
Verified credit history - Mid FICO score of 794 exceeds the minimum required of 720 by 74 points.; Verified reserves - 46.58 months verified reserves exceed the required 28 months.; Low DTI - 1.548 DSCR > 1.0 minimum.	05/26/22 Recd from lender: DSCR loans do not require reserves for financed properties.

													**Finding remains, per FM guidelines Investor Cash Flow-Other Properties Owned As an alternative to documenting the PITIA on other properties owned, underwriting may utilize the following formula to determine the reserve requirement for other real estate owned. The resulting figures are not used to calculate PITIA, rather the result is used as an approximation of two months PITIA: 6-10 owned, financed properties: 4% of the aggregate unpaid principal balance of outstanding mortgages, HELOCs, etc.	Client: Investor Acknowledged Exception- 46 mths subject reserves verified, DSCR 1.547.	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787030	05/26/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	06/10/2022	Verified credit history - Mid FICO of 761 exceeds the minimum required of 660 by 79 points.; Verified reserves - 77.35 verified assets exceed the 6 months required verified reserves. Proceeds from cash-out refinance.; Low LTV/CLTV/HCLTV - 48.80% LTV/CLTV.		06/08/22 Loan approval received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787030	05/26/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Investor Pre Approved acknowledged exception for no verified housing history. Borrower in title only on primary residence since xxxxxx. Viewed as rent free. Approved exception on p290.		Verified credit history - Mid FICO of 761 exceeds the minimum required of 660 by 79 points.; Verified reserves - 77.35 verified assets exceed the 6 months required verified reserves. Proceeds from cash-out refinance.; Low LTV/CLTV/HCLTV - 48.80% LTV/CLTV.		Client: Investor acknowledged exception for loan amount of $xxxxxx at 49%% LTV/CLTV.	Securitized	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	786990	06/08/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	06/16/2022	Verified reserves - Verified 220.35 months reserves exceed required 6 months.; Verified credit history - Mid FICO of 685 exceeds the minimum required of 620 by 65 points.	6/15/2022 - Exception is cleared with the attached UW Decision, Approved 4/20/2022. APRV 0003 Exception Cleared;	6/15/2022 - Exception is cleared with the attached UW Decision, Approved 4/20/2022. APRV 0003 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	786990	06/08/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Missing exception for ineligible rural property as per guidelines on p17. Subject located in rural area as per appraisal on p332.		Verified reserves - Verified 220.35 months reserves exceed required 6 months.; Verified credit history - Mid FICO of 685 exceeds the minimum required of 620 by 65 points.	6/15/2022 - Recd Non-QM Exception Request Form granting and exception for potential land use 50% open semi rural. xxxxxx 0001 Exception Overridden to EV2;	Client: 6/15/2022 - Recd Non-QM Exception Request Form granting and exception for potential land use 50% open semi rural. xxxxxx 0001 Exception Overridden to EV2;	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787097	06/09/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	06/17/2022	Verified reserves - 50.13 months verified reserves exceed the required no reserves required for 70% LTV.; Low DTI - DSCR > 1.		06/16/22 Lender approval received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787097	06/09/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Lender Approved guideline exception for: 1) previous primary sold 04/22/2022 is >75% of value as per guideline requirements on p9 4.1.1 Purxxxxxx, last bullet point. 2) May rent payment made in cash as per LOE on p76 and evidence of $1,000 ATM withdrawal on 04/07/2022 on p80. Guidelines require either cancelled check or bank debits on p12 5.3 Housing History. Approved exception for both exceptions dated 05/23/2022 on p190.		Verified reserves - 50.13 months verified reserves exceed the required no reserves required for 70% LTV.; Low DTI - DSCR > 1.		Client: Investor Acknowledged Exception based on the following Comp Factors: 50.13 months verified reserves and 1.016 DSCR.	Securitized	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787052	06/24/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	07/01/2022	Verified reserves - 69.13 months verified reserves with 0 months required due to 70% LTV not requiring.; Verified credit history - Mid FICO of 756 exceeds the minimum required of 620 by 136 points.		06/28/22 Lender loan approval received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787052	06/24/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Guideline exception (p309) requested for DSCR loan for rent free borrower as case by case per guidelines on p8, 3.1.1. Investor decision comment "borrower on title to primary residence but not on mortgage" and granted with additional .250 to fee.		Verified reserves - 69.13 months verified reserves with 0 months required due to 70% LTV not requiring.; Verified credit history - Mid FICO of 756 exceeds the minimum required of 620 by 136 points.		Client: Lender Acknowledged Exception based on the following: 70% LTV/CLTV Mid FICO 756 1 other mortgage reported on credit repot 0x30x99	Securitized	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787051	06/29/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Lender Acknowledged Exception - Borrower exceeds the limit of 15 loans issued or purxxxxxxd by xxxxxx exceeding $5,000,000 as required by guidelines p72, Section 10.7. OREO financed by xxxxxx for grand total of $18,795,600:
xxxxxx xxxxxx ;
xxxxxx : xxxxxx
xxxxxx :xxxxxx
xxxxxx :xxxxxx ;
xxxxxx :xxxxxx ;
xxxxxx :xxxxxx
xxxxxx : xxxxxx
xxxxxx :xxxxxx
xxxxxx :xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx : xxxxxx .
**No Action required, pending investor approval/acknowledgment **
Verified credit history - Mid FICO of 771 exceeds the minimum required of 720 by 51 points.; Low DTI - DSCR > 1.	7/13/2022 - Recd response from investor, "Confirmed. xxxxxx will allow exception." xxxxxx 0001 Exception Overridden to EV2;

7/12/2022 - "Im not sure what the update means, we provide an exception, that we approved. Is the update for internal purposes?" ** No exception cleared. No action required by lender. Awaiting investors acknowledgement of the lender approved exception to guidelines. xxxxxx 0001 Exception Remains;

													7/6/2022 - Recd lenders NQM-Exception Request Form. ** No exception cleared. Awaiting investor acknowledgment of the exception to lender guide. xxxxxx 0001 Exception Remains;	Client: 7/13/2022 - Recd response from investor, "Confirmed. xxxxxx will allow exception." xxxxxx Exception Overridden to EV2;	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787051	06/29/2022	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing VOM/Credit report supplement for the following REO to verify payment history of 0x30x12:

1)xxxxxx :xxxxxx /SP xxxxxx
2) xxxxxx : xxxxxx /SP xxxxxx ;
3) xxxxxx : UTD, no info available on final 1003, only address and not on initial 1003.
07/27/2022	Verified credit history - Mid FICO of 771 exceeds the minimum required of 720 by 51 points.; Low DTI - DSCR > 1.	7/19/2022 - Exception is cleared with the attached post-consummation dated letter to borrower evidencing that the loan for xxxxxx had been withdrawn. Parts 1-2 were cleared on 7/7 with receipt of credit supplement. CRED 0001 Exception Cleared;

7/12/2022 - Recd updated 1003; REO xxxxxx  is no longer listed in Section 3 - Real Estate. ** No exception cleared. Lender to address the removal of the REO. CRED 0001 Exception Remains;

													7/7/2022 - "Please note 2100 was refinanced and is not on borrowers credit report as stated on the supplement." ** Part 1-2 of the exception are cleared with the attached credit supplement. Missing evidence xxxxxx is not encumbered; tax and insurance liabilities not documented in file or listed on the 1003. CRED 0001 Exception Remains;	7/19/2022 - Exception is cleared with the attached post-consummation dated letter to borrower evidencing that the loan for xxxxxx had been withdrawn. Parts 1-2 were cleared on 7/7 with receipt of credit supplement. CRED 0001 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787051	06/29/2022	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	1) Missing verification/documentation of borrower’s ownership and percentage for xxxxxx and xxxxxx . 2 x $57,500 EMD wired from business account in name of each entity on 11/15/2021 and 11/30/2021 on p141 and 159(xxxxxx#xxxxxx and xxxxxx#0598). Missing evidence borrower has authority to use business assets.

2) Missing verification/documentation of borrower’s ownership and percentage for xxxxxx  access to business funds for CTC and required reserves from xxxxxx#xxxxxx  and xxxxxx#xxxxxx .  Applicant must own 51% or greater interest in business in order for funds to be utilized. Use of funds restricted to percentage of ownership as required by guidelines on p47, Business Assets.
											07/11/2022	Verified credit history - Mid FICO of 771 exceeds the minimum required of 720 by 51 points.; Low DTI - DSCR > 1.	7/7/2022 - Exception is cleared with the attached CPA letter confirming borrower has 100% ownership of both entities, has access the bank accounts, and that the use of business funds would have no negative impact on the businesses. CRED 0083 Exception Cleared;	7/7/2022 - Exception is cleared with the attached CPA letter confirming borrower has 100% ownership of both entities, has access the bank accounts, and that the use of business funds would have no negative impact on the businesses. CRED 0083 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787051	06/29/2022	Credit	Insufficient verified reserves	CRED 0100	2	Acknowledged	UPDATED EXCEPTION 7/11: Per lender guide Section 6.2.5: Investor Cash Flow: Loan amount above $1MM and up to $2MM requires 9 months PITIA. Confirmed no reserves required for other real estate owned, however, 8 months reserves verified < 9 months reserves required.

ORIGINAL EXCEPTION: Unable to calculate required reserves due to missing VOM's/Supplement (CRED 0001) Per Section 6.2.5 lender document the PITIA for all non-subject REO x 2 mths or use 6% of verified UPB for > 10 financed OREO for all 1-4 residential properties (p72-73). Final review pending missing VOM's or credit supplements for 4 REO.

Subject 9x13265.68=119,391.12
xxxxxx :xxxxxx
xxxxxx :xxxxxx
xxxxxx :xxxxxx ;
xxxxxx xxxxxx
xxxxxx : xxxxxx ;
xxxxxx: xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx  xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx :xxxxxx
xxxxxx :xxxxxx
xxxxxx : xxxxxx ;
xxxxxx  xxxxxx
xxxxxx  xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx : xxxxxx ;
xxxxxx : xxxxxx
xxxxxx : xxxxxx
xxxxxxt: On final 1003;
xxxxxx :xxxxxx ;
xxxxxx :xxxxxx ;
xxxxxx : xxxxxx
xxxxxx :xxxxxx

Total estimated UPPB of non-subject REO =29,375,004x6%=1,762,500 or total estimated PITI ORE) 238,316.72x2 mos.=476,633.44

Total verified funds =        753,283.82
Total EMD/CTC required       -640,576.84
Balance available reserves   =112,706.99
9 mos req'd reserves subject -119,391.12
SHORT RED'D RESERVES SUBJECT    6,684.13
Plus short required non-subject reserves at either 2% aggregate UPB or 2 mos. PITI for each financed property. Subject to re-verification and re-calculation.

Verified credit history - Mid FICO of 771 exceeds the minimum required of 720 by 51 points.; Low DTI - DSCR > 1.	7/19/2022 - Recd investor response (GS), "Yes, we will allow the 8 months. Thanks." CRED 0100 Exception Overridden to EV2;

7/12/2022 - "This is a misinterpretation of our guidelines. Reserves ARE ONLY required for the subject." ** Agree, refer to response posted 7/11: Per lender guide Section 6.2.5: Investor Cash Flow: Loan amount above $1MM and up to $2MM requires 9 months PITIA. Confirmed no reserves required for other real estate owned, however, 8 months reserves verified < 9 months reserves required.
$115,000 EMD
$399,915.29 1031 Exchange
$120,152.48 xxxxxx0601
$118,215.05 xxxxxx9166
Total Assets $753,282.82
Cash to Close $640,576.84
Remaining Verified Reserves $112,705.98 < Reserves Required $13265.08 x 9 = $119,385.72
CRED 0100 Exception Remains;

7/11/2022 - REVISED RESPONSE: Per lender guide Section 6.2.5: Investor Cash Flow: Loan amount above $1MM and up to $2MM requires 9 months PITIA. Confirmed no reserves required for other real estate owned, however, 8 months reserves verified < 9 months reserves required. CRED 0100 Exception Remains;

													7/7/2022 - "Reserves not required for other REO. Only subject property." ** No exception cleared. Per lender guide, Investor Cash Flow-Other Properties Owned: As an alternative to documenting the PITIA on other properties owned, underwriting may utilize the following formula to determine the reserve requirement of other real estate owned. The resulting figures are not used to calculate PITIA, rather the result is used as an approximation of two months' PITIA. Financed Properties: 11-14 owned, financed properties - 6% of the aggregate unpaid principal balance of outstanding mortgages, HELOC's, etc. CRED 0100 Exception Remains;	Client: 7/19/2022 - Recd investor response (GS), "Yes, we will allow the 8 months. Thanks." CRED 0100 Exception Overridden to EV2;	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787051	06/29/2022	Credit	Missing Schedule of Real Estate Owned	APP 0005	1	Closed	1. The following REO were not disclosed on final application:
A) xxxxxx
B) xxxxxx
C) xxxxxx

2. Following property to be updated to sold.  RESO sold in a 1031 exchange on xxxxxx on p123 and 135: 1)xxxxxx
07/27/2022	Verified credit history - Mid FICO of 771 exceeds the minimum required of 720 by 51 points.; Low DTI - DSCR > 1.	7/21/2022 - Exception is cleared with the attached executed copy of the updated 1003. APP 0005 Exception Cleared;

													7/12/2022 - Exception is partially cleared with the attached updated 1003. Addition of REO's and disposition changing to sold are deemed material changes; 1003 is to be signed by the borrower to evidence acknowledgment of the changes. In lieu of borrowers signature evidence of receipt can be accepted. APP 0005 Exception Remains;	7/21/2022 - Exception is cleared with the attached executed copy of the updated 1003. APP 0005 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787010	06/28/2022	Compliance	Missing Mortgage Transaction Date	DEED 0003	1	Closed	Notary did not fill in any dates when executing their time stamp for credentials on pg 14 of the Deed of Trust ( p224). All other documents indicate transaction date xxxxxx	07/11/2022	Verified reserves - 03-01-22 Spectrum- No Ratio xxxxxx Recvd 03.01.22- require 6 months reserves verified and 6 more to cap reserves at 12 for OREOs (reserves+ financed properties) / borrower has 238 verified post close reserves which exceeds the requirement amount.; Verified credit history - 03-01-22 xxxxxx Recvd 03.01.22-requires minimum fico of 620/ borrowers fico score is 713.	7/7/2022 - Exception is cleared with the attached copy of the recorded Deed of Trust; notary stamp is dated. DEED 0003 Exception Cleared;	7/7/2022 - Exception is cleared with the attached copy of the recorded Deed of Trust; notary stamp is dated. DEED 0003 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787065	07/01/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	07/11/2022	Established Landlord history - Borrower has estaclished landlord history with 5+ years with 6 residential properties with a total of 9 mortgage accounts paid as agreed since 01/2008.; Verified credit history - Mid FICO score of 665 exceeds the minimum of 620 by 45 points.	7/6/2022 - Exception is cleared with the attached UW Decision; approved 5/11/2022. APRV 0003 Exception Cleared;	7/6/2022 - Exception is cleared with the attached UW Decision; approved 5/11/2022. APRV 0003 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787065	07/01/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Request to waive pay off of a charged off account with xxxxxx #xxxxxx for $xxxxxx dated 01/21/2021 on p314. Borrower LOE for fraudulently opened account on p177 with a copy of an xxxxxx filed with the xxxxxx dated 05/17/2022 on p178. Email confirming xxxxxx can allow an exception to waive the pay off of the charged off account and a single investor execution to xxxxxx on p 312. Comment on 1008 notes exception to close in Corp VS LLC on p21.		Established Landlord history - Borrower has estaclished landlord history with 5+ years with 6 residential properties with a total of 9 mortgage accounts paid as agreed since 01/2008.; Verified credit history - Mid FICO score of 665 exceeds the minimum of 620 by 45 points.		Client: Investor Acknowledged Exception	Securitized	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787056	07/05/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	07/11/2022	Verified reserves - 29.09 months verified reserves exceed the 6 months required (proceeds from cash-out refinance allowed). ; Verified credit history - Mid FICO of 681 exceeds the minimum required of 6200 by 61 points.; Low LTV/CLTV/HCLTV - 21.58% LTV is 43.42% below the maximum 65% LTV.	7/7/2022 - Exception is cleared with the attached copy of the lenders UW Decision; approved 6/13/2022. APRV 0003 Exception Cleared;	7/7/2022 - Exception is cleared with the attached copy of the lenders UW Decision; approved 6/13/2022. APRV 0003 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787093	07/06/2022	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing copy of final 1008.	07/18/2022	Verified reserves - 32.45 months verified reserves exceed the 10 months required. ; Verified credit history - Mid FICO of 759 exceeds the minimum required of 720 by 39 points.	7/14/2022 - Exception is cleared with the attached 1008. APRV 0010 Exception Cleared;

													7/12/2022 - The appraisal value on the attached 1008 of $xxxxxx in inaccurate; actual appraisal value is $ xxxxxx resulting in a LTV of 75.58%. Missing final 1008 with correct appraisal value and LTV. xxxxxx Exception Remains;	7/12/2022 - Exception is cleared with the attached 1008. xxxxxx Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787093	07/12/2022	Credit	Liquid Assets values exceed approval assets by more than 10%	CRED 0118	1	Closed	.	07/12/2022	Verified reserves - 32.45 months verified reserves exceed the 10 months required. ; Verified credit history - Mid FICO of 759 exceeds the minimum required of 720 by 39 points.		.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787077	07/11/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	07/15/2022	Verified credit history - Mid FICO of 784 exceeds the minimum required of 660 by 124 points.; Verified reserves - 10.31 months verified reserves do not include cash-out of additional 31.27 months reserves to exceed 6 months required.	7/14/2022 - Exception is cleared with the attached UW Decision; Approved 6/17/2022. APRV 0003 Exception Cleared;	7/14/2022 - Exception is cleared with the attached UW Decision; Approved 6/17/2022. APRV 0003 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787077	07/11/2022	Credit	Guideline Exception(s)	xxxxxx 0001	1	Closed	Unable to verify evidence of receipt of one month's rent required by guidelines for 4 subject units to support income used. Provide documentation/verification to support total of $4680 monthly rents to support 1.68 Lender DSCR score. Subject to reverification and re-calculation.	07/27/2022	Verified credit history - Mid FICO of 784 exceeds the minimum required of 660 by 124 points.; Verified reserves - 10.31 months verified reserves do not include cash-out of additional 31.27 months reserves to exceed 6 months required.	7/21/2022 - Exception is cleared with the attached Owners statement confirming two months receipt of rents. Asset statement provided evidences owners draw to business account. Internet search provided to evidence borrower is the registered agent for the business. xxxxxx 0001 Exception Cleared;

													7/13/2022 - Attached transaction history for xxxxxx acct xxxxx is insufficient to satisfy the exception; unable to determine if the account belongs to the borrower. Additionally, monthly draws < rent due (Jun 22 $2996.73, May $2796.53, Mar $3330.68); payments do not reference the property address. xxxxxx 0001 Exception Remains;

														7/21/2022 - Exception is cleared with the attached Owners statement confirming two months receipt of rents. Asset statement provided evidences owners draw to business account. Internet search provided to evidence borrower is the registered agent for the business. xxxxxx 0001 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787077	07/11/2022	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	2	Acknowledged	Missing verification if HOA fee for xxxxxx of 32.92 per month.		Verified credit history - Mid FICO of 784 exceeds the minimum required of 660 by 124 points.; Verified reserves - 10.31 months verified reserves do not include cash-out of additional 31.27 months reserves to exceed 6 months required.		Client: EV2 Non-material as this is a DSCR loan and the non-subject expenses does not effect qualification.	Securitized	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787077	07/11/2022	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing copy of Operating Income Statement Addendum as required by guidelines for all loans on p13,#8, Lease Requirements. Appraisal prepared on FNMA Form 1025, Small Residential Income Property Appraisal Report. Only rental income disclosed on p393 which is not required form.	07/18/2022	Verified credit history - Mid FICO of 784 exceeds the minimum required of 660 by 124 points.; Verified reserves - 10.31 months verified reserves do not include cash-out of additional 31.27 months reserves to exceed 6 months required.	7/15/2022 - Exception is cleared with the attached appraisal report with Operating Income Statement. CRED 0093 Exception Cleared;	7/15/2022 - Exception is cleared with the attached appraisal report with Operating Income Statement. CRED 0093 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787077	07/12/2022	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed	Missing documentation to verify $4680 total rental income received for subject 4 units. Review verified subject rents of $3888 per leases in file. (Lease Agreement xxxxxx #xxxxxx $850- pg 532, Lease Agreement- xxxxxx #xxxxxx $1100- pg 511, Lease xxxxxx #xxxxxx $1173-pg 215, and Lease Agreement xxxxxx #xxxxxx $765-pg 490) Review DSCR 1.398 vs lender 1.68.
07/27/2022	Verified credit history - Mid FICO of 784 exceeds the minimum required of 660 by 124 points.; Verified reserves - 10.31 months verified reserves do not include cash-out of additional 31.27 months reserves to exceed 6 months required.	7/20/2022 - Recd updated 1008 to correspond with Investor Solution DSCR worksheet received on 7/15. CRED 0084 Exception Cleared;

													7/15/2022 - Recd lenders Investor Solution DSCR worksheet; DSCR Tier changed from Tier 1 to Tier 2 with 1.40 DSCR. Missing updated 1008. CRED 0084 Exception Remains;	7/20/2022 - Recd updated 1008 to correspond with xxxxxx DSCR worksheet received on 7/15. CRED 0084 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787088	07/12/2022	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing executed evidence lender provided copies of written appraisals to borrower.	07/21/2022	Verified credit history - Mid FICO of 759 exceeds the minimum required of 720 by 39 points.; Minimal outstanding debt - Minimal consumer debt.	7/14/2022 - Attached email correspondence provided to evidence delivery of the appraisal to borrower is insufficient to satisfy the exception; borrowers email, xxxxxx.com, is not listed as a recipient. ECOA 0003 Exception Remains;	07/19/22 Evidence of appraisal delivery received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787088	07/12/2022	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final subject Settlement Statement / Closing Disclosure for Borrower.( Re-verification and re-calculation required to confirm sufficient verified assets available for xxxxxx(to be verified) and required reserves for subject and 2 non-subject properties for $70,194.06. Borrower closed on xxxxxxn #xxxxxx on 06/29/2022 and required following CTC/reserves:378,392.78 CTC-50,000 EMD verified w/d prior to account balance for xxxxxx#5086 on p114)=328,392.78+70 194.06 total required reserves = 398,586.84 total required CTC/reserves. Review reserve calculations: 6x9114,51=54,687.06 required reserves for subject + 152,380 UPB xxxxxx + xxxxxx UPB xxxxxx Pl (pending sale) =775,380x2%=15,507 required reserves for non-subject REO when PITIA not verified. 54,687.06 + 15,507 = 70,194.06 total required reserves. Review reduced ending balances available to be used to 75% of ownership of business as per guidelines on p47, Business Assets and deducted $398,586.84 from balance of verified assets.)	08/03/2022	Verified credit history - Mid FICO of 759 exceeds the minimum required of 720 by 39 points.; Minimal outstanding debt - Minimal consumer debt.	8/1/2022 - Exception is cleared with the attached signed signed addendum to contract; Seller transferred contract from xxxxxx (xxxxxx t) to xxxxxx . HUD 0001 Exception Cleared;

7/28/2022 - Recd addendum to contract changed to $xxxxxx  on 6/16/2022. ** No exception cleared. Missing signed addendum to contract; Seller transferred contract from xxxxxx  to xxxxxx . HUD 0001 Exception Remains;

7/25/2022- Recd Settlement Statement for subject property, however, sales price of xxxxxx does not match the sales contract of $xxxxxx.  HUD 0001 Exception Remains;

07/19/22 Recd from lender: Invalid cond, pls review provided guidelines. reserves are only required for the subject property.
													**07/21/22 Finding remains, missing final subject CD/Settlement statement.	8/1/2022 - Exception is cleared with the attached signed signed addendum to contract; Seller transferred contract from xxxxxx (xxxxxx to xxxxxx . HUD 0001 Exception Cleared;	Securitized	D	A	D	A	D	A	D	A	D	A
xxxxxx	xxxxxx	xxxxxx	787088	07/12/2022	Credit	Missing evidence of the Seller HUD1	HUD 0027	2	Acknowledged	Missing Closing Disdclosure for Sellers.		Verified credit history - Mid FICO of 759 exceeds the minimum required of 720 by 39 points.; Minimal outstanding debt - Minimal consumer debt.		Client: EV2 No Assignee liability.	Securitized	C	B	C	B	B	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787088	07/12/2022	Credit	Sales Contract is not executed by all Parties	CRED 0106	1	Closed	Missing executed Addendum to Contract assigning to xxxxxx on p352.	08/03/2022	Verified credit history - Mid FICO of 759 exceeds the minimum required of 720 by 39 points.; Minimal outstanding debt - Minimal consumer debt.		07/18/22 contract addendum received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787088	07/12/2022	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing CPA LOE confirming % of ownership and use of business assets.	07/21/2022	Verified credit history - Mid FICO of 759 exceeds the minimum required of 720 by 39 points.; Minimal outstanding debt - Minimal consumer debt.		07/18/22 CPA letter received confirming borrower ownership percentage received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787088	07/12/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Lender Approved exception for 0.80 DCSR score below minimum 1.00 DSCR score required requested 06/29/2022 with compensating factors FICO 20 points or more above requirement and minimal consumer debt approved on 06/29/2022 on p141-142. ** Pending Investor Acknowledgment, no action from lender required **		Verified credit history - Mid FICO of 759 exceeds the minimum required of 720 by 39 points.; Minimal outstanding debt - Minimal consumer debt.	7/13/2022 - Recd investors acknowledgment for 0.80 DCSR score below minimum 1.00 DSCR score required; priced accordingly. xxxxxx 0001 Exception Overridden to EV2;	Client: 7/13/2022 - Recd investors acknowledgment for 0.80 DCSR score below minimum 1.00 DSCR score required; priced accordingly. xxxxxx 0001 Exception Overridden to EV2;	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787088	07/12/2022	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing executed and dated initial application by borrower and loan officer.	07/21/2022	Verified credit history - Mid FICO of 759 exceeds the minimum required of 720 by 39 points.; Minimal outstanding debt - Minimal consumer debt.		07/18/22 Executed initial 1003 received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	786997	07/15/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	07/21/2022	Verified reserves - 102.10 months verified reserves exceed the 6 months required. ; Verified credit history - Mid FICO of 753 exceeds the minimum required of 660 by 93 points.		07/21/22 Approval received.	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787079	07/15/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	08/01/2022	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Verified reserves - 17 mths verified reserves. No reserves required for LTV < 70%.	7/27/2022 - Exception is cleared with the attached UW Decision. APRV 0003 Exception Cleared; 7/22/2022 - Attached UW Decision is not for subject loan. APRV 0003 Exception Remains;	7/27/2022 - Exception is cleared with the attached UW Decision. APRV 0003 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787079	07/15/2022	Credit	Guideline Exception(s)	xxxxxx 0001	1	Closed	Missing underwriter review of cash flow and ending balance of business assets to use for down payment and reserves as required by guidelines on p14, 9.1, Business Funds.	07/27/2022	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Verified reserves - 17 mths verified reserves. No reserves required for LTV < 70%.	7/25/2022 - "Due to the nature of the DSCR Product we have limited information on the borrower's business, bank statements that we have for business account withxxxxxx #xxxxxx , show a consistent high balance, no overdrafts or NSFs and sufficient to use towards closing and reserves". ** Exception is cleared. No reserves required for LTV < 70% and borrowers personal verified funds are sufficient to satisfy cash to close. xxxxxx 0001 Exception Cleared;	7/25/2022 - "Due to the nature of the DSCR Product we have limited information on the borrower's business, bank statements that we have for business account withxxxxxx #xxxxxx , show a consistent high balance, no overdrafts or NSFs and sufficient to use towards closing and reserves". ** Exception is cleared. No reserves required for LTV < 70% and borrowers personal verified funds are sufficient to satisfy cash to close. xxxxxx 0001 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787079	07/18/2022	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Lender to provide corrected final 1003 adding the following properties:;
1) xxxxxx  per Warranty Deed on p83 dated xxxxxx . Lender provided copies of lease, warranty deed and evidence of receipt of 1st months rent on p62,80 and 82.;

										2) xxxxxx , newly funded on xxxxxx with a loan amount of xxxxxx , PI $1595.15, T&I 646.07.	08/10/2022	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Verified reserves - 17 mths verified reserves. No reserves required for LTV < 70%.	8/8/2022 - Exception is cleared with the attached updated 1003. Addition of the liabilities per documentation in file is deemed immaterial due to DSCR loan program, thus borrower signature not required. APP 0006 Exception Cleared;	8/8/2022 - Exception is cleared with the attached updated 1003. Addition of the liabilities per documentation in file is deemed immaterial due to DSCR loan program, thus borrower signature not required. APP 0006 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787079	07/18/2022	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	2	Acknowledged	Missing verification of PITIA for xxxxxx (Condo). Lender provided copies of lease, warranty deed and evidence of receipt of 1st months rent on p62,80 and 82.).	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Verified reserves - 17 mths verified reserves. No reserves required for LTV < 70%.	8/3/2022 - "We do not need to document the PITIA for any properties outside of the primary and subject for this program. Please advise". ** Agree. DSCR loan program, thus debt service does not impact qualifying. Tax and HOA liability previously provided on 7/26. Property is indicated to be a condo, thus project insurance is typically covered in the HOA liability. No rental income considered. CRED 0096 Exception Overridden to EV2;

													7/26/2022 - Exception is partially cleared with the attached property report to document tax liability and sellers closing statement to document HOA fee and confirm property is not encumbered. ** Missing is evidence of insurance to verify insurance premium. CRED 0096 Exception Remains;	Mitigated Risk: 8/3/2022 - "We do not need to document the PITIA for any properties outside of the primary and subject for this program. Please advise". ** Agree. DSCR loan program, thus debt service does not impact qualifying. Tax and HOA liability previously provided on 7/26. Property is indicated to be a condo, thus project insurance is typically covered in the HOA liability. No rental income considered. CRED 0096 Exception Overridden to EV2;	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787079	07/18/2022	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing copy of Note and final CD for xxxxxx , newly funded on xxxxxx with a loan amount of $xxxxxx , PI $1595.15, T&I 646.07.	07/27/2022	Verified credit history - Mid FICO of 651 exceeds the minimum required of 620 by 31 points.; Verified reserves - 17 mths verified reserves. No reserves required for LTV < 70%.	7/22/2022 - Exception is cleared with the attached Closing CD and Note for non-subject REO. CRED 0093 Exception Cleared;	7/22/2022 - Exception is cleared with the attached Closing CD and Note for non-subject REO. CRED 0093 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787039	07/15/2022	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing underwriter loan approval.	07/27/2022	Verified credit history - Mid FICO of 776 exceeds the minimum required of 700 by 76 points.; Verified reserves - 49 months verified reserves exceed the 6 months required. Review excluded the cash out proceeds of 206,169.95 as borrower had verified reserves that exceeded the minimum requirement.	7/22/2022 - Exception is cleared with the attached UW Decision; Approved 6/7/2022. APRV 0003 Exception Cleared;	7/22/2022 - Exception is cleared with the attached UW Decision; Approved 6/7/2022. APRV 0003 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787092	07/29/2022	Property	Subject Property Address does not match Appraisal Address	APPR 0008	1	Closed	Appraisal is missing "xxxxxx " in subject property address. (pg 314).	08/08/2022	Verified reserves - 255 months of verified reserves. No reserves required.	8/5/2022 - Exception is cleared with the attached updated appraisal report / SSRs. APPR 0008 Exception Cleared;	8/5/2022 - Exception is cleared with the attached updated appraisal report / SSRs. APPR 0008 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787092	08/01/2022	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing lender loan approval.	08/08/2022	Verified reserves - 255 months of verified reserves. No reserves required.	8/2/2022 - Exception is cleared with the attached UW Decision. APRV 0001 Exception Cleared;	8/2/2022 - Exception is cleared with the attached UW Decision. APRV 0001 Exception Cleared;	Securitized	D	A	D	A	D	A	D	A	D	A
xxxxxx	xxxxxx	xxxxxx	787040	08/09/2022	Credit	Guideline Exception(s)	xxxxxx 0001	2	Acknowledged	Missing investor acknowledgement of exception for no primary housing. Per 1008 investor approved exception however no copy was located in the loan file.		Verified credit history - 727 mid FICO w/a minimum requirement of 680.; Verified reserves - 114 mths verified reserves w/subject cash out proceeds. Minimum requirement 6.	8/10/2022 - Exception is cleared with the attached Non-QM Exception Request Form; Rent Free exception granted by investor. xxxxxx 0001 Exception Overridden to EV2;	Client: 8/10/2022 - Exception is cleared with the attached Non-QM Exception Request Form; Rent Free exception granted by investor. xxxxxx 0001 Exception Overridden to EV2;	Securitized	C	B	C	B	C	B	C	B	C	B
xxxxxx	xxxxxx	xxxxxx	787040	08/09/2022	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing lender loan approval.	08/12/2022	Verified credit history - 727 mid FICO w/a minimum requirement of 680.; Verified reserves - 114 mths verified reserves w/subject cash out proceeds. Minimum requirement 6.	8/10/2022 - Exception is cleared with the attached UW Decision. APRV 0001 Exception Cleared;	8/10/2022 - Exception is cleared with the attached UW Decision. APRV 0001 Exception Cleared;	Securitized	D	A	D	A	D	A	D	A	D	A
xxxxxx	xxxxxx	xxxxxx	787091	11/02/2022	Credit	Missing Business Purpose Attestation	CRED 0112	1	Closed	Missing business purpose attestation signed at closing.	11/07/2022	Verified credit history - Middle credit score 723 with no derogatory history reported in the past 24 months. Minimum credit score required 660.; Low LTV/CLTV/HCLTV - 57.69% LTV < 75% Max Allowed.	11/4/2022 - Exception is cleared with the attached Business Purpose & Occupancy Certification signed prior to closing. CRED 0112 Exception Cleared;	11/4/2022 - Exception is cleared with the attached Business Purpose & Occupancy Certification signed prior to closing. CRED 0112 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787091	11/02/2022	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Deed of Trust pg 6 image is cutoff (pg 133).	11/07/2022	Verified credit history - Middle credit score 723 with no derogatory history reported in the past 24 months. Minimum credit score required 660.; Low LTV/CLTV/HCLTV - 57.69% LTV < 75% Max Allowed.	11/4/2022 - Exception is cleared with the attached complete copy of pg 6 of 16 of the Deed of Trust. DEED 0049 Exception Cleared;	11/4/2022 - Exception is cleared with the attached complete copy of pg 6 of 16 of the Deed of Trust. DEED 0049 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787091	11/02/2022	Property	Missing Third Party Appraisal Review	APPR 0046	1	Closed	Missing Desk Review (CDA) validating the original appraisal value of $260,000 within 10% variance.	11/10/2022	Verified credit history - Middle credit score 723 with no derogatory history reported in the past 24 months. Minimum credit score required 660.; Low LTV/CLTV/HCLTV - 57.69% LTV < 75% Max Allowed.	11/8/2022 - Recd 3rd Party Desk Review; Desk review risk score is low with no recommendation for an additional review; 0% variance from the original appraised value. APPR 0046 Exception Cleared;	11/8/2022 - Recd 3rd Party Desk Review; Desk review risk score is low with no recommendation for an additional review; 0% variance from the original appraised value. APPR 0046 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787091	11/03/2022	Compliance	Missing Hazard Insurance Proof of Premium	HAZ 0001	1	Closed	Missing evidence project blanket policy premium is paid (pg 99).	11/10/2022	Verified credit history - Middle credit score 723 with no derogatory history reported in the past 24 months. Minimum credit score required 660.; Low LTV/CLTV/HCLTV - 57.69% LTV < 75% Max Allowed.	11/8/2022 - Exception is cleared with the attached email correspondence from the insurer stating, "xxxxxx pays their insurance on a monthly basis, the policy is in force." HAZ 0001 Exception Cleared;	11/8/2022 - Exception is cleared with the attached email correspondence from the insurer stating, "xxxxxx pays their insurance on a monthly basis, the policy is in force." HAZ 0001 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787091	11/03/2022	Compliance	File Documentation is Incomplete	COMP 0047	1	Closed	Missing complete signed closing package to include closing instructions and all disclosures signed at closing; only First Payment Letter, IEADS, 4506-C, W-9, Signature/Name Affidavit, Patriot Act, and Tax & Insurance Information Sheet provided.	11/23/2022	Verified credit history - Middle credit score 723 with no derogatory history reported in the past 24 months. Minimum credit score required 660.; Low LTV/CLTV/HCLTV - 57.69% LTV < 75% Max Allowed.	11/22/2022 - "Employment attestation is not required on this loan program. Seller guide states "The borrower is not required to disclose employment information or liabilities on the application (Form 1003). Income derived from regular employment, retirement or other investments should not be disclosed." ** Agree. DSCR loan program, thus no employment was listed on the 1003 rendering the selections on the form, I am currently still employed by the employer listed on the URLA -OR- I am no longer currently employed by the employer listed on the URLA, inapplicable. Complete closing package was previously provided via stip presentment on 11/8. COMP 0047 Exception Cleared;

11/8/2022 - Recd 106 pages providing the following documentation:

Final CD pg 1

Closing Instructions pg 13

Tax and Insurance Information Sheet pg 22

USA Patriot pg 27

Note pg 28

W-9 pg 31

4506-C pg 36

Amortization Schedule pg 38

Taxpayer Consent pg 44

Appraisal Acknowledgment pg 45

Borrower's Certification & Authorization pg 46

Address Affidavit pg 47

Errors and Omissions/Compliance Agreement pg 48

Credit Score Disclosure pg 49

Consent to SSN Verification pg 55,66

Notice to Home Loan Applicant pg 56

IEADS pg 57

FACT Act Notice pg 58

First Payment Letter pg 59

Notice of Servicing Transfer pg 60

SSA Consent for Release of Information pg 62

Signature/Name Affidavit pg 65

Consent to Communicate pg 67

Borrower Attestation pg 68**no borrower selection

Covid-19 Attestation pg 69

Hazard Insurance Authorization, Requirements and Disclosure pg 70

Final 1003 pg 71

Deed of Trust pg 82**Ref DEED 0049

**Exception is partially cleared with the attached closing documentation. Borrower selection is not marked on the signed attestation (pg 68 of 106); Form states to not proceed with the closing and contact Lender's closer immediately if the borrower does not attest to all statements, however, selection by the borrower was not made. CRED 0047 Exception Remains;

														11/22/2022 - "Employment attestation is not required on this loan program. Seller guide states "The borrower is not required to disclose employment information or liabilities on the application (Form 1003). Income derived from regular employment, retirement or other investments should not be disclosed." ** Agree. DSCR loan program, thus no employment was listed on the 1003 rendering the selections on the form, I am currently still employed by the employer listed on the URLA -OR- I am no longer currently employed by the employer listed on the URLA, inapplicable. Complete closing package was previously provided via stip presentment on 11/8. COMP 0047 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A
xxxxxx	xxxxxx	xxxxxx	787091	11/03/2022	Credit	Guideline Exception(s)	xxxxxx 0001	1	Closed	1.019 DSCR < 1.1 Required; Loan approval did not consider $156 Special Assessments reflected on the Appraisal Report (pg 32). Missing investor acknowledgment for the exception to lender guide. DSCR meets minimum allowed of 1.01.	11/30/2022	Verified credit history - Middle credit score 723 with no derogatory history reported in the past 24 months. Minimum credit score required 660.; Low LTV/CLTV/HCLTV - 57.69% LTV < 75% Max Allowed.	11/28/2022 - Recd Tax Information Sheet from title agent evidencing no special assessments; DSCR 1.105 > 1.1 Required. xxxxxx 0001 Exception Cleared;

													11/22/2022 - Recd an updated appraisal with special assessments updated to $0. Unable to locate appraiser comments addressing the reason for the change. xxxxxx 0001 Exception Remains;	11/28/2022 - Recd Tax Information Sheet from title agent evidencing no special assessments; DSCR 1.105 > 1.1 Required. xxxxxx 0001 Exception Cleared;	Securitized	C	A	C	A	C	A	C	A	C	A